--------------------------------------------------------------------------------

MICHIGAN
DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                 (212) 830-5200

================================================================================







Dear Shareholder:



We are pleased to present the semi-annual report of Michigan Daily Tax Free Income Fund, Inc. for the period March 1, 1999 through August 31, 1999.

The Fund had net assets of $19,731,178 and 230 active shareholders as of August 31, 1999.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,



\s\Steven W. Duff



Steven W. Duff
President





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MICHIGAN DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
AUGUST 31, 1999
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date   Yield     (Note 1)   Moody's  & Poor's
   ------                                                                              ----   -----      ------    -------   -------
Other Tax Exempt Investments (10.27%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 1,000,000   Detroit City School District, MI                                      06/01/00  3.15%  $ 1,005,800    SP-1+
   1,000,000   Michigan Municipal Bond Authority
               (Local Loans for Qualified Schools) (c)                               05/15/00  3.01     1,020,884
 -----------                                                                                          -----------
   2,000,000   Total Other Tax Exempt Investments                                                       2,026,684
 -----------                                                                                          -----------
Other Variable Rate Demand Instruments (b) (47.41%)
------------------------------------------------------------------------------------------------------------------------------------
 $   905,000   Birmingham, MI EDC IDRB Limited Obligation RB
               (Brown Street Association Project) - Series 1983 (c)
               LOC Michigan National Bank                                            12/01/18  3.57%  $   905,000
     300,000   Delta County, MI EDC (Mead Escanaba Paper Company)
               LOC Bank of Nova Scotia                                               12/01/23  3.00       300,000      P1
     300,000   Delta County, MI (Mead Escanaba Paper Company) - Series 1985 F
               LOC Bank of Nova Scotia                                               12/01/13  3.00       300,000      P1
     300,000   Detroit, MI Water Supply System RB - Series 1993
               Insured by FGIC                                                       07/01/13  3.25       300,000    VMIG-1   A1+
     950,000   Michigan State HFA HRB
               (Daughters of Charity National Health System -
               Providence Hospital Project) - Series 1997E                           11/01/11  3.20       950,000    VMIG-1   A1+
   1,400,000   Michigan State HFA RB (Mt. Clemens General Hospital)
               LOC Comerica Bank - Detroit                                           08/15/15  3.20     1,400,000    VMIG-1
     900,000   Michigan State Hospital Equipment Loan Program
               LOC First of America                                                  12/01/23  3.32       900,000    VMIG-1
     200,000   Michigan State Strategic Fund (Detroit Edison)
               Insured by MBIA Insurance Corp.                                       09/01/25  3.32       200,000             A1+
   2,200,000   Michigan State Strategic Fund Limited Obligation RB
               (Pioneer Metal Finishing Inc. Project) - Series 1996
               LOC National City Bank, Northwest                                     11/01/08  3.45     2,200,000             A1
     900,000   Michigan State Strategic Fund PCR
               (Consumer's Power Co. Proj.)
               LOC Canadian Imperial Bank of Commerce                                06/15/10  2.95       900,000             A1+
     400,000   Michigan State Strategic Fund RB
               (National Rubber Michigan Inc. Project)
               LOC National Bank of Canada                                           09/01/11  3.35       400,000       P1    A1
     400,000   Michigan State Strategic Fund RB
               (Pilot Industry Inc. Project) (c)
               LOC National Bank of Detroit                                          06/01/01  3.35       400,000
     200,000   Township of Cornell, MI EDC (Mead Escanaba)
               LOC Swiss Bank                                                        11/01/16  3.05       200,000             A1+
 -----------                                                                                          -----------
   9,355,000   Total Other Variable Rate Demand Instruments                                             9,355,000
 -----------                                                                                          -----------

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date   Yield     (Note 1)   Moody's  & Poor's
   ------                                                                              ----   -----      ------    -------   -------
Put Bonds (d) (12.67%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 1,500,000   Michigan Strategic Fund
               (Donnelly Corporation Project) - Series 1988 (c)
               LOC Dresdner Bank A.G.                                                10/01/99  3.50%  $ 1,500,000
   1,000,000   Puerto Rico Industrial Medical & Environmental PCFA RB
               (Abbott Laboratories) - Series 1983A                                  03/01/00  2.90     1,000,000    Aa1      AAA
 -----------                                                                                          -----------
   2,500,000   Total Put Bonds                                                                          2,500,000
 -----------                                                                                          -----------
Revenue Bonds (3.19%)
------------------------------------------------------------------------------------------------------------------------------------
 $   600,000   Michigan State HFA (Oakwood Hospital Obligation Group)
               Collateralized by U.S. Government Obligations                         07/01/00  3.53 % $   628,238    Aaa      AAA
 -----------                                                                                          -----------
     600,000   Total Revenue Bonds                                                                        628,238
 -----------                                                                                          -----------
Tax Exempt Commercial Paper (13.68%)
------------------------------------------------------------------------------------------------------------------------------------
 $   900,000   Delta County, MI EDC (Mead Escanaba Paper) - Series A
               LOC Morgan Guaranty Trust Company                                     11/09/99  3.20%  $   900,000    P1
     900,000   Delta County, MI EDC (Mead Escanaba Paper) - Series B
               LOC Union Bank of Switzerland                                         10/05/99  3.20       900,000    P1
     900,000   Puerto Rico Government Development Bank                               11/09/99  3.05       900,000             A1+
 -----------                                                                                          -----------
   2,700,000   Total Tax Exempt Commercial Paper                                                        2,700,000
 -----------                                                                                          -----------
Variable Rate Demand Instruments - Private Placements (b) (12.79%)
------------------------------------------------------------------------------------------------------------------------------------
 $    24,000   Charlevoix, MI (Hoskins)
               LOC Chase Manhattan Bank, N.A.                                        11/01/99  5.36%  $    24,000    P1       A1
   2,500,000   Kalamazoo County, MI Limited Obligation RB
               (WBC Properties Limited Partnership Project) - Series 1985
               LOC Old Kent Bank & Trust Co.                                         09/01/15  3.30     2,500,000    P1       A1
 -----------                                                                                          -----------
   2,524,000   Total Variable Rate Demand Instruments - Private Placements                              2,524,000
 -----------                                                                                          -----------
               Total Investments (100.01%) (Cost $19,733,922+)                                         19,733,922
               Liabilities in Excess of Cash and Other Assets (-0.01%)                                (     2,744)
                                                                                                      -----------
               Net Assets (100.00%), 19,751,370 shares outstanding - Class A (Note 3)                 $19,731,178
                                                                                                      ===========
               Net Asset Value, offering and redemption price per share:                              $      1.00
                                                                                                      ===========

              +   Aggregate cost for federal income tax purposes is identical.




--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
MICHIGAN DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 1999
(UNAUDITED)
================================================================================




FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c) Securities that are not rated which the Fund's Board of Directors have determined to be of comparable quality to those rated securities in which the Fund invests.

(d)  The maturity date indicated is the next put date.


KEY:

     EDC      =   Export Development Corporation              LOC       =   Letter of Credit

     FGIC     =   Financial Guaranty Insurance Company        PCFA      =   Pollution Control Finance Authority

     HFA      =   Hospital Finance Authority                  PCR       =   Pollution Control Revenue

     HRB      =   Hospital Revenue Bond                       RB        =   Revenue Bond

     IDRB     =   Industrial Development Revenue Bond








--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
MICHIGAN DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED AUGUST 31, 1999
(UNAUDITED)
================================================================================




INVESTMENT INCOME


 Income:
  Interest......................................................................    $             323,044
                                                                                    ---------------------
 Expenses: (Note 2)
  Investment management fee.....................................................                   30,264
  Administration fee............................................................                   21,185
  Shareholder servicing fee (Class A)...........................................                   20,176
  Custodian expenses............................................................                    1,818
  Shareholder servicing and related shareholder expenses........................                    9,141
  Legal, compliance and filing fees.............................................                   10,187
  Audit and accounting..........................................................                   20,822
  Directors' fees...............................................................                    3,267
  Other.........................................................................                    1,104
                                                                                    ---------------------
    Total expenses..............................................................                  117,964
      Less fees waived..........................................................    (              36,317)
                                                                                    ---------------------
      Net expenses..............................................................                   81,647
                                                                                    ---------------------
 Net investment income..........................................................                  241,397

REALIZED GAIN (LOSS) ON INVESTMENTS

 Net realized gain (loss) on investments........................................                -0-
                                                                                    ---------------------
 Increase in net assets from operations.........................................    $             241,397
                                                                                    =====================







--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

MICHIGAN DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================


                                                                    Six Months Ended
                                                                     August 31, 1999           Year Ended
                                                                       (Unaudited)          February 28, 1999
                                                                        ---------           -----------------



 INCREASE (DECREASE) IN NET ASSETS:
 Operations:
    Net investment income.......................................    $        241,397        $        736,172
    Net realized gain (loss) on investments.....................              --            (          1,444)
                                                                     ---------------         ---------------
    Increase in net assets from operations......................             241,397                 734,728
 Dividends to shareholders from net investment income
    Class A.....................................................    (        241,397)*      (        736,172)*
 Capital share transactions (Note 3)
    Class A.....................................................    (        437,976)       (     31,422,449)
                                                                     ---------------         ---------------
        Total increase (decrease)...............................    (        437,976)       (     31,423,893)
 Net assets:
    Beginning of period.........................................          20,169,154              51,593,047
                                                                     ---------------         ---------------
    End of period...............................................    $     19,731,178        $     20,169,154
                                                                     ===============         ===============



 * Designated as exempt-interest dividends for federal income tax purposes.















--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

MICHIGAN DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================
1. Summary of Accounting Policies.
Michigan Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class Specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution of Class B shares commenced on October 10, 1996 and all Fund shares outstanding before October 10, 1996 were designated as Class A shares. The Fund is a short-term, tax exempt money fund. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.
Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, L.P. (the Manager) at the annual rate of
 .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MICHIGAN DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).
Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Class A shares a fee equal to .20% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

During the period ended August 31, 1999, the Manager voluntarily waived investment management fees and administration fees of $15,132 and $21,185, respectively.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $3,010 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as servicing agent for the Fund.

3. Capital Stock.
At August 31, 1999, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $19,751,370. Transactions in capital stock, all at $1.00 per share, were as follows:

Class A                                                 Six Months Ended                     Year Ended
                                                         August 31, 1999                 February 28, 1999
                                                         ---------------                 -----------------
 Sold........................................                   19,976,290                       41,985,901
 Issued on reinvestment of dividends.........                      218,820                          739,801
 Redeemed....................................            (      20,633,086)               (      74,148,151)
                                                          ----------------                 ----------------
 Net increase (decrease).....................            (         437,976)               (      31,422,449)
                                                          ================                 ================

There were no Class B shares outstanding as of August 31, 1999 and February 28, 1999.

4. Sales of Securities.
Accumulated undistributed realized losses at August 31, 1999 amounted to $20,192. This amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire between February 29, 2000 and February 28, 2007.

5. Concentration of Credit Risk.
The Fund invests primarily in obligations of political subdivisions of the State of Michigan and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 70% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

6.       Financial Highlights.
                                                                            Year Ended                 Year Ended      Year Ended
                                              Six Months                   February 28,               February 29,    February 28,
 Class A                                          Ended          ---------------------------------    ------------    ------------
 -------                                     August 31, 1999       1999        1998         1997          1996            1995
                                             ---------------     --------    --------     --------      --------        --------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period........    $  1.00         $  1.00     $  1.00      $  1.00       $  1.00         $  1.00
                                                 --------        --------    --------     --------      --------        --------
 Income from investment operations:
    Net investment income....................       0.012           0.027       0.030        0.028         0.032           0.025
 Less distributions:
    Dividends from net investment income.....    (  0.012)       (  0.027)   (  0.030)    (  0.028)     (  0.032)       (  0.025)
                                                 --------        --------    --------     --------      --------        --------
 Net asset value, end of period..............    $  1.00         $  1.00     $  1.00      $  1.00       $  1.00         $  1.00
                                                 ========        ========    ========     ========      ========        ========
 Total Return................................       2.41%*          2.72%       3.00%        2.82%         3.23%           2.56%
 Ratios/Supplemental Data
 Net assets, end of period (000).............    $  19,731       $  20,169   $  51,593    $  45,143     $  57,510       $  55,324
 Ratios to average net assets:
    Expenses (net of fees waived)............       0.81%*          0.81%       0.81%        0.82%         0.82%           0.75%
    Net investment income....................       2.39%*          2.72%       2.96%        2.79%         3.17%           2.53%
    Management, administration and
      shareholder servicing fees waived......       0.36%*          0.39%       0.21%        0.08%         0.10%           0.28%
    Expenses paid indirectly.................       0.00%           0.00%       0.00%        0.01%         0.02%           0.00%

                                                                           Year                       October 10, 1996
Class B                                                                   Ended                 (Commencement of Sales) to
-------                                                             February 28, 1998              February 28, 1997
                                                                    -----------------              -----------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period.............................       $  1.00                        $  1.00
                                                                         --------                       --------
 Income from investment operations:
    Net investment income.........................................          0.018                          0.012
 Less distributions:
    Dividends from net investment income..........................       (  0.018)                      (  0.012)
                                                                          -------                        -------
 Net asset value, end of period...................................       $  1.00                        $  1.00
                                                                         ========                       ========
 Total Return.....................................................          3.19%*                         3.08%*
 Ratios/Supplemental Data
 Net assets, end of period (000)..................................           -0-                              5
 Ratios to average net assets:
    Expenses (net of fees waived).................................          0.62%*                         0.60%*
    Net investment income.........................................          3.15%*                         3.04%*
    Management and administration fees waived.....................          0.21%*                         0.08%*
    Expenses paid indirectly......................................          0.00%                          0.01%*


    *   Annualized


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MICHIGAN DAILY TAX FREE INCOME FUND, INC.
CHANGE IN INDEPENDENT ACCOUNTANTS

================================================================================







On August 13, 1999, McGladrey & Pullen, LLP (McGladrey) resigned as independent auditors of the Fund pursuant to an agreement by PricewaterhouseCoopers LLP
(PwC) to acquire McGladrey's investment company practice. The McGladrey partners and professionals serving the Fund at the time of the acquisition have joined PwC.

The reports of McGladrey on the financial statements of the Fund during the past two fiscal years contained no adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

In connection with its audits for the two most recent fiscal years and through August 13, 1999, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report.

Effective August 13, 1999, the Fund, with the approval of its Board of Directors and its Audit Committee, engaged PwC as its independent auditors.




















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------







MICHIGAN
DAILY
TAX FREE
INCOME
FUND, INC.














                               Semi-Annual Report
                                 August 31, 1999
                                   (Unaudited)











--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------

Michigan Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management, L.P.
     600 Fifth Avenue
     New York, New York 10020

Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105

Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020




MICH899S


--------------------------------------------------------------------------------